LIABILITY TO ISSUE STOCK AND ELOC COMMITMENT FEE	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Liability To Issue Stock And Eloc Commitment Fee
LIABILITY TO ISSUE STOCK AND ELOC COMMITMENT FEE

NOTE 13 – LIABILITY TO ISSUE STOCK AND ELOC COMMITMENT FEE

Liability to issue stock

The liability to issue stock on June 30, 2024 (current liability in the amount of $4.4 million and non-current liability in the amount of $0.4 million) represents mainly CEO incentive award provision to be settled in shares of common stock upon the achievement of specific targets (current liability in the amount of $4.1 million and non-current liability in the amount of $0.4 million), as well as certain liability-classified contracts with consultants (current liability in the amount of $0.1 million) and other parties (current liability in amount of $0.2 million). The liability on September 30, 2023 mainly related to CEO incentive award provision, see Note 11 - Share Based Compensation for more details.

ELOC commitment fees

On May 21, 2024, the Company entered into the Equity Line of Credit (“ELOC”) Purchase Agreement (the “Purchase Agreement”) with Esousa LLC (the “Investor”), pursuant to which the Investor agreed to purchase from the Company, at the Company’s direction from time to time, in its sole discretion, from and after July 5, 2024, and until the earlier of (i) the 36-month anniversary of the Commencement Date of July 16, 2024, or (ii) the termination of the ELOC Purchase Agreement in accordance with the terms thereof, shares of common stock, having a total maximum aggregate purchase price of $150,000,000, upon the terms and subject to the conditions and limitations set forth below. In connection with the ELOC Purchase Agreement, the Company also entered into a registration rights agreement, pursuant to which the Company agreed to file a registration statement and any additional registration statements, with the SEC covering the resale of the shares of the Company’s common stock issued to Investor pursuant to the ELOC Purchase Agreement.

After the Commencement Date (as defined above), on any business day selected by the Company, the Company may, from time to time and at its sole discretion, direct the Investor to purchase a number of shares of common stock that does not exceed 20% of the trading volume on the Nasdaq Stock Market on the applicable purchase date at a purchase price per share equal to 94% of the lower of (i) the lowest daily VWAP of any trading day during the 15 trading days before, and including, the purchase date; and (ii) the closing price of the common stock on the applicable purchase date. The Company will control the timing and amount of any sales of its common stock to the Investor, and the Investor has no right to require the Company to sell any shares to it under the Purchase Agreement. Actual sales of shares of common stock to the Investor under the Purchase Agreement will depend on a variety of factors to be determined by the Company from time to time, including (among others) market conditions, the trading price of its common stock, and determinations by the Company as to available and appropriate sources of funding for the Company and its operations. The Investor may not assign or transfer its rights and obligations under the Purchase Agreement. The Company’s right to direct the Investor to purchase shares is subject to certain conditions precedent, including continued listing on Nasdaq or another major stock exchange.

The Purchase Agreement prohibits the Company from directing the Investor to purchase any shares of common stock if those shares, when aggregated with all other shares of common stock, then beneficially owned by the Investor and its affiliates, would result in the Investor and its affiliates beneficially owning more than 9.99% of the then total outstanding shares of the Company’s common stock.

The Purchase Agreement may be terminated by the Company at any time, at its sole discretion, without any cost or penalty. From and after the date of the Purchase Agreement until its termination, the Company agreed not to effect or enter into an agreement to effect any issuance by the Company or any of its subsidiaries of common stock or common stock equivalents (or a combination of units thereof), involving a Variable Rate Transaction (as defined in the Purchase Agreement), other than in connection with an exempt issuance as described in the Purchase Agreement. The Investor has agreed not to cause or engage in any manner whatsoever any direct or indirect short selling or hedging of the Company’s common stock.

As consideration for its commitment to purchase the Company’s common stock under the Purchase Agreement, the Company agreed to issue shares of common stock equal to $6.0 million divided by the lower of (i) the VWAP on the effective date of the Initial Registration Statement and (ii) the closing price of the common stock on the effective date of the Initial Registration Statement (the “Commitment Shares”) to the Investor. Half of the Commitment Shares will be issued upon the effective date of the Initial Registration Statement, and the remaining amount will be delivered upon stockholder approval of the issuance of shares in excess of the Exchange Cap (as defined above); provided that all Commitment Shares will be issued by the date that is 6 months from the date of the Purchase Agreement. The commitment fee of $6.0 million as of June 30, 2024, per the Purchase Agreement, could theoretically be settled with 2,500,000 shares of common stock.

NOTE 13 – LIABILITY TO ISSUE STOCK

The liability on September 30, 2023 (current liability in amount of $9.9 million and non-current liability in amount of $1.8 million) primarily represents CEO incentive award provision to be settled in shares of common stock upon achievement of specific targets, see Note 11 - Share Based Compensation for more details. The liability on September 30, 2022 represents an obligation to issue shares of common stock to one of the investors that could not be timely issued due to the insufficient number of authorized shares available.